Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 68,210	¥ 28,375
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		23,468	11,480
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		42,499	15,488
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,824	1,236
Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		419	171
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		179	603
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		133	571
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		46	32
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,728	1,893
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,999	1,855
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,702	38
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		13
AA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		14
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		13,920	7,470
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,182	3,488
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,605	3,958
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3	24
A [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		130
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		30,044	15,344
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,459	4,213
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		19,626	10,256
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		959	748
BBB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			127
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,155	952
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,406	655
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		720	277
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		27	20
BB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	15,184	2,113
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,289	698
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	12,800	927
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	822	444
Other [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 273	¥ 44

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.